Lease Assets and Lease Liabilities - Summary of Detailed Information Related to Cash Flows (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Statement Of Cash Flow [Line Items]
Cash payments for the interest portion of lease liabilities	$ 32.3
Cash payments for leases not included in the measurement of lease liabilities	53.6
Cash outflow in operating activities	85.9
Cash payments for the principal portion of lease liabilities	116.7
Proceeds from lease incentives	(50.4)
Cash outflow in financing activities	66.3
Total cash outflow for leases	$ 152.2